WARRANT LIABILITIES (Details) - $ / shares	Jun. 21, 2021	Dec. 31, 2021
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (shares)	7,200,000	7,200,000
Redemption price (USD per share)	$ 11.50
Warrants expiration term	5 years
Redemption price (USD per share)	$ 0.01
Minimum days notice to redeem	30 days
Threshold stock price for warrant redemption (USD per share)	$ 18.00
Threshold trading days	20 days
Threshold consecutive trading days	30 days
Class of Warrant or Right, Stock Price, Business Days Before Notice	3 days
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (shares)	3,800,000	3,800,000
Warrant to share conversion (shares)	1